INITIAL PUBLIC OFFERING (Details) - $ / shares	Nov. 09, 2020	Oct. 27, 2020
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued		27,500,000
Share price		$ 10.00
Number of shares in a unit		1
Number of warrants in a unit		33
Shares issuable per warrant		1
Initial Public Offering | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Number of units issued		25,000,000
Share price		$ 10.00
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued	2,500,000
Share price	$ 10.00
Exercise price of warrants	$ 11.50